Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TOUCHSTONE STRATEGIC TRUST
Prospectus Date	rr_ProspectusDate	Jul. 28, 2023
Touchstone Flexible Income Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Touchstone Flexible Income Fund Summary
Objective [Heading]	rr_ObjectiveHeading	The Fund’s Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Touchstone Flexible Income Fund (the “Fund”) seeks total return through a combination of income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	The Fund’s Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in Touchstone funds. More information about these and other discounts is available from your financial professional, in the section titled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information (“SAI”) on pages 64 and 70, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 29, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in Touchstone funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	AssumingNo Redemption
Strategy [Heading]	rr_StrategyHeading	The Fund’s Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its assets in income-producing securities such as investment grade corporate bonds, high yield bonds (i.e., junk bonds), preferred stocks, municipal bonds, and U.S. Treasuries. The Fund’s 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.The Fund’s sub-adviser, Bramshill Investments LLC (“Bramshill” or the “Sub-Adviser”), implements a tactical fixed-income strategy, actively managing the portfolio by rotating among asset classes and tactically hedging during various interest rate and market environments. Bramshill seeks to identify relative value across asset classes and capture opportunities primarily within the corporate, U.S. Treasury, municipal and preferred security markets. The Fund focuses on liquid securities with transparent pricing and actively-traded capital structures.Bramshill seeks to maintain the Fund’s portfolio at an average credit rating of investment grade, but may invest up to 40% of Fund assets in high yield bonds (i.e., junk bonds), which are defined as debt securities rated below Baa by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by S&P Global Ratings (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by the Adviser to be of comparable quality. The Fund may also invest up to 25% of Fund assets in fixed income exchange-traded funds (“ETFs”) and foreign issuers of U.S. dollar denominated fixed income securities.The Fund may invest in fixed-income securities of any duration or maturity. The Fund may also invest in fixed income closed-end funds, dividend-paying equities and other debt securities, including but not limited to U.S. government securities, variable- and floating-rate instruments, and mortgage- and asset-backed securities. Bramshill periodically shifts the portfolio’s duration opportunistically seeking to generate alpha in both falling and rising interest rate environments. In order to hedge certain risks, the Fund may invest in futures contracts, which are a type of derivative instrument.The Fund may engage in frequent and active trading as part of its principal investment strategies.
Risk [Heading]	rr_RiskHeading	The Fund’s Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the Bloomberg U.S. Aggregate Bond Index.The bar chart does not reflect any sales charges, which would reduce your return.The performance table reflects any applicable sales charges.Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.On November 30, 2018, the Fund changed its principal investment strategies and sub-adviser. Performance presented prior to such date should not be attributed to the Fund's current sub-adviser, Bramshill. The Fund's performance shown below might have differed materially if Bramshill had managed the Fund pursuant to its current strategies prior to November 30, 2018.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the Bloomberg U.S. Aggregate Bond Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	TouchstoneInvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Touchstone Flexible Income Fund — Class A Shares Total Return as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter:2nd Quarter 20208.31Worst Quarter:1st Quarter 2020(6.85Year-To-Date:6/30/20232.45
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2022
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The performance table reflects any applicable sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after- tax returns may differ from those shown and depend on your tax situation.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns do not apply to shares held in an individual retirement account (“IRA”), 401(k), or other tax-advantaged account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares’ after-tax returns.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares may be greater than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after- tax returns may differ from those shown and depend on your tax situation.The after-tax returns do not apply to shares held in an individual retirement account (“IRA”), 401(k), or other tax-advantaged account.The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares’ after-tax returns. The Return After Taxes on Distributions and Sale of Fund Shares may be greater than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Touchstone Flexible Income Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Touchstone Flexible Income Fund | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the Federal Deposit Insurance Corporation or any other federal government agency.
Touchstone Flexible Income Fund | Fixed-Income Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Fixed-Income Risk: The market value of the Fund’s fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed-income securities will decrease in value if interest rates rise and increase in value if interest rates fall. Normally, the longer the maturity or duration of the fixed-income securities the Fund owns, the more sensitive the value of the Fund’s shares will be to changes in interest rates.
Touchstone Flexible Income Fund | Asset-Backed Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Asset-Backed Securities Risk: Asset-backed securities are fixed-income securities backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of any credit enhancement feature, changes in interest rates, and, at times, the financial condition of the issuer.
Touchstone Flexible Income Fund | Corporate Loan Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Corporate Loan Risk: The corporate loans, commonly referred to as bank loans, in which the Fund invests may be rated below investment grade. As a result, such corporate loans will be considered speculative with respect to the borrowers’ ability to make payments of interest and principal and will otherwise generally bear risks similar to those associated with non-investment grade securities. There is a high risk that the Fund could suffer a loss from investments in lower rated corporate loans as a result of a default by the borrower. Direct investments in loans may be illiquid and holding a loan could expose the Fund to the risks of being a direct lender.
Touchstone Flexible Income Fund | Credit Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Credit Risk: The fixed-income securities in the Fund’s portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer’s securities to decline in value.
Touchstone Flexible Income Fund | Interest Rate Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Interest Rate Risk: In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity, and call features, among other characteristics. The longer a fixed-income security’s duration, the more sensitive it will be to changes in interest rates. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. Recent and potential future changes in government policy may affect interest rates.
Touchstone Flexible Income Fund | Investment-Grade Debt Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Investment-Grade Debt Securities Risk: Investment-grade debt securities may be downgraded by a nationally recognized statistical rating organization (“NRSRO”) to below-investment-grade status, which would increase the risk of holding these securities. Investment-grade debt securities rated in the lowest rating category by a NRSRO involve a higher degree of risk than fixed-income securities with higher credit ratings.
Touchstone Flexible Income Fund | Mortgage-Backed Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Mortgage-Backed Securities Risk: Mortgage-backed securities are fixed-income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed-income securities due to the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities may fluctuate in price based on deterioration in the value of the collateral underlying the pool of mortgage loans, which may result in the collateral being worth less than the remaining principal amount owed on the mortgages in the pool.
Touchstone Flexible Income Fund | Non-Investment-Grade Debt Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Non-Investment-Grade Debt Securities Risk: Non-investment-grade debt securities are sometimes referred to as “junk bonds” and are considered speculative with respect to their issuers’ ability to make payments of interest and principal. There is a high risk that the Fund could suffer a loss from investments in non-investment-grade debt securities caused by the default of an issuer of such securities. Non-investment-grade debt securities may also be less liquid than investment- grade debt securities.
Touchstone Flexible Income Fund | Prepayment Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Prepayment Risk: The risk that a debt security may be paid off and proceeds reinvested earlier than anticipated. Prepayment impacts both the interest rate sensitivity of the underlying asset, such as an asset-backed or mortgage-backed security and its cash flow projections. Therefore, prepayment risk may make it difficult to calculate the average duration of the Fund’s asset- or mortgage-backed securities which in turn would make it difficult to assess the interest rate risk of the Fund.
Touchstone Flexible Income Fund | US Government Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•U.S. Government Securities Risk: Certain U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are generally neither issued nor guaranteed by the U.S. Treasury.
Touchstone Flexible Income Fund | Equity Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, or as a result of irregular and/or unexpected trading activity among retail investors. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.
Touchstone Flexible Income Fund | Preferred Stock Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Preferred Stock Risk: In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.
Touchstone Flexible Income Fund | Other Investment Companies Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Other Investment Companies Risk: The Fund’s investments in other investment companies, including ETFs, will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the portfolios of such investment companies, and the value of the Fund’s investment will fluctuate in response to the performance of such portfolios. In addition, if the Fund acquires shares of other investment companies or ETFs, shareholders of the Fund will bear both their proportionate share of the fees and expenses of the Fund (including management and advisory fees) and, indirectly, the fees expenses of the other investment companies or ETFs.
Touchstone Flexible Income Fund | Management Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management Risk: In managing the Fund’s portfolio, the Adviser engages one or more sub-advisers to make investment decisions for a portion of or the entire portfolio. There is a risk that the Adviser may be unable to identify and retain sub-advisers who achieve superior investment returns relative to other similar sub-advisers.
Touchstone Flexible Income Fund | Convertible Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Convertible Securities Risk: Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying security.
Touchstone Flexible Income Fund | Counterparty Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Counterparty Risk: The issuer or guarantor of a fixed-income security, a counterparty (the other party to a transaction or an agreement) to a transaction with the Fund, or a borrower of the Fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.
Touchstone Flexible Income Fund | Derivatives Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk: The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. Risks associated with derivatives may include the risk that the derivative does not correlate well with the security, index, or currency to which it relates, the risk that the Fund will be unable to sell or close out the derivative due to an illiquid market, the risk that the counterparty may be unwilling or unable to meet its obligations, and the risk that the derivative could expose the Fund to the risk of magnified losses resulting from leverage. These additional risks could cause the Fund to experience losses to which it would otherwise not be subject.
Touchstone Flexible Income Fund | Leverage Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Leverage Risk: Leverage occurs when the Fund uses borrowings, derivatives (such as futures or options), or similar instruments or techniques to gain exposure to investments in an amount that exceeds the Fund’s initial investment. The use of leverage magnifies changes in the Fund’s net asset value and thus may result in increased portfolio volatility and increased risk of loss. Leverage can create an interest expense that may lower the Fund’s overall returns. There can be no guarantee that a leveraging strategy will be successful.
Touchstone Flexible Income Fund | Futures Contracts Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Futures Contracts Risk: The risks associated with the Fund’s futures positions include liquidity and counterparty risks associated with derivative instruments.
Touchstone Flexible Income Fund | Economic and Market Events Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Financial institutions could suffer losses as interest rates rise or economic conditions deteriorate. In addition, the Funds' service providers are susceptible to operational and information or cyber security risks that could result in losses to a Fund and its shareholders. Cyber security breaches are either intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause a Fund or Fund service provider to suffer data corruption or lose operational functionality. A cyber security breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs, any of which could have a substantial impact on a Fund. Such incidents could affect issuers in which a Fund invests, thereby causing the Fund’s investments to lose value.
Touchstone Flexible Income Fund | Foreign Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.
Touchstone Flexible Income Fund | Municipal Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Municipal Securities Risk: The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of bankruptcy. In addition, a downturn in the national economy may negatively impact the economic performance of issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations. Also, some municipal obligations may be backed by a letter of credit issued by a bank or other financial institution. Adverse developments affecting banks or other financial institutions could have a negative effect on the value of the Fund’s portfolio securities.
Touchstone Flexible Income Fund | Portfolio Turnover Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund’s performance and may result in the realization of substantial capital gains, including net short-term capital gains. As a result, high portfolio turnover may reduce the Fund’s returns.
Touchstone Flexible Income Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Wire Redemption Fee	rr_RedemptionFee	$ 15
Management Fees	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend and Interest Expenses on Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.02%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.28%
Total Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.22%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 445
3 Years	rr_ExpenseExampleYear03	710
5 Years	rr_ExpenseExampleYear05	995
10 Years	rr_ExpenseExampleYear10	$ 1,805
2013	rr_AnnualReturn2013	0.66%
2014	rr_AnnualReturn2014	6.98%
2015	rr_AnnualReturn2015	2.32%
2016	rr_AnnualReturn2016	3.65%
2017	rr_AnnualReturn2017	6.51%
2018	rr_AnnualReturn2018	(1.82%)
2019	rr_AnnualReturn2019	8.48%
2020	rr_AnnualReturn2020	8.01%
2021	rr_AnnualReturn2021	2.83%
2022	rr_AnnualReturn2022	(8.40%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-To-Date:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.85%)
1 Year	rr_AverageAnnualReturnYear01	(11.41%)
5 Years	rr_AverageAnnualReturnYear05	0.42%
10 Years	rr_AverageAnnualReturnYear10	2.19%
Touchstone Flexible Income Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Wire Redemption Fee	rr_RedemptionFee	$ 15
Management Fees	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Dividend and Interest Expenses on Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.02%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.30%
Total Other Expenses	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.04%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.97%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 300
3 Years	rr_ExpenseExampleYear03	633
5 Years	rr_ExpenseExampleYear05	1,092
10 Years	rr_ExpenseExampleYear10	2,363
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	200
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	633
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,092
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,363
1 Year	rr_AverageAnnualReturnYear01	(9.92%)
5 Years	rr_AverageAnnualReturnYear05	0.86%
10 Years	rr_AverageAnnualReturnYear10	2.17%
Touchstone Flexible Income Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Wire Redemption Fee	rr_RedemptionFee	$ 15
Management Fees	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend and Interest Expenses on Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.02%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.27%
Total Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.97%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 99
3 Years	rr_ExpenseExampleYear03	318
5 Years	rr_ExpenseExampleYear05	554
10 Years	rr_ExpenseExampleYear10	$ 1,233
1 Year	rr_AverageAnnualReturnYear01	(8.14%)
5 Years	rr_AverageAnnualReturnYear05	1.89%
10 Years	rr_AverageAnnualReturnYear10	3.06%
Touchstone Flexible Income Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Wire Redemption Fee	rr_RedemptionFee	$ 15
Management Fees	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend and Interest Expenses on Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.02%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.25%
Total Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.87%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 89
3 Years	rr_ExpenseExampleYear03	303
5 Years	rr_ExpenseExampleYear05	535
10 Years	rr_ExpenseExampleYear10	$ 1,202
1 Year	rr_AverageAnnualReturnYear01	(7.96%)
5 Years	rr_AverageAnnualReturnYear05	1.99%
10 Years	rr_AverageAnnualReturnYear10	3.16%
Touchstone Flexible Income Fund | Return After Taxes on Distributions | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.90%)
5 Years	rr_AverageAnnualReturnYear05	(1.05%)
10 Years	rr_AverageAnnualReturnYear10	0.75%
Touchstone Flexible Income Fund | Return After Taxes on Distributions and Sale of Shares | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.69%)
5 Years	rr_AverageAnnualReturnYear05	(0.22%)
10 Years	rr_AverageAnnualReturnYear10	1.11%
Touchstone Flexible Income Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.01%)
5 Years	rr_AverageAnnualReturnYear05	0.02%
10 Years	rr_AverageAnnualReturnYear10	1.06%

[1]	Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses and will differ from the ratios of expenses to average net assets that are included in the Fund’s annual report for the fiscal year ended March 31, 2023.
[2]	Touchstone Advisors, Inc. (the “Adviser” or “Touchstone Advisors”) and Touchstone Strategic Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.04%, 1.79%, 0.79%, and 0.69% of average daily net assets for Classes A, C, Y, and Institutional Class shares, respectively. This contractual expense limitation is effective through July 29, 2024, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.